SHAREHOLDERS' EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding	19,187,375
Class Of Warrant Or Right Exercisable	19,187,375
Warrants To Purchase Ordinary Shares Issued On December Two Thousand Fifteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	4,771	[1]
Exercise price per warrant | $ / shares	$ 7.5	[1]
Class Of Warrant Or Right Exercisable	4,771	[1]
Warrants To Purchase Ordinary Shares Issued On December Two Thousand Sixteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	1,908	[2]
Exercise price per warrant | $ / shares	$ 7.5	[2]
Class Of Warrant Or Right Exercisable	1,908	[2]
Warrants To Purchase Ordinary Shares Issued On November Twenty Two Thousand Eighteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	45,600	[3]
Exercise price per warrant | $ / shares	$ 7.187	[3]
Class Of Warrant Or Right Exercisable	45,600	[3]
Warrants Expitation Date	Feb. 21, 2024	[3]
Warrants To Purchase Ordinary Shares Issued On November Twenty Two Thousand Eighteen One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	408,457	[4]
Exercise price per warrant | $ / shares	$ 5.14	[4]
Class Of Warrant Or Right Exercisable	408,457	[4]
Warrants Expitation Date	Oct. 07, 2024	[4]
Warrants To Purchase Ordinary Shares Issued On February Twenty Five Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	49,015	[5]
Exercise price per warrant | $ / shares	$ 6.503	[5]
Class Of Warrant Or Right Exercisable	49,015	[5]
Warrants Expitation Date	Apr. 03, 2024	[5]
Warrants To Purchase Ordinary Shares Issued On April Five Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	1,464,665	[6]
Exercise price per warrant | $ / shares	$ 7.5	[6]
Class Of Warrant Or Right Exercisable	1,464,665	[6]
Warrants Expitation Date	Jun. 05, 2024	[6]
Warrants To Purchase Ordinary Shares Issued On April Five Two Thousand Nineteen One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	87,880	[7]
Exercise price per warrant | $ / shares	$ 9.375	[7]
Class Of Warrant Or Right Exercisable	87,880	[7]
Warrants Expitation Date	Jun. 05, 2024	[7]
Warrants To Purchase Ordinary Shares Issued On June Five And Six Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	416,667	[8]
Exercise price per warrant | $ / shares	$ 6	[8]
Class Of Warrant Or Right Exercisable	416,667	[8]
Warrants Expitation Date	Dec. 12, 2024	[8]
Warrants To Purchase Ordinary Shares Issued On June Five Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	50,000	[9]
Exercise price per warrant | $ / shares	$ 7.5	[9]
Class Of Warrant Or Right Exercisable	50,000	[9]
Warrants Expitation Date	Jun. 10, 2024	[9]
Warrants To Purchase Ordinary Shares Issued On June Tweleve Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	28,400	[10]
Exercise price per warrant | $ / shares	$ 1.25	[10]
Class Of Warrant Or Right Exercisable	28,400	[10]
Warrants Expitation Date	Feb. 10, 2025	[10]
Warrants To Purchase Ordinary Shares Issued On June Ten Two Thousand Nineteen Member
Class of Warrant or Right [Line Items]
Warrants outstanding	105,840	[11]
Exercise price per warrant | $ / shares	$ 1.563	[11]
Class Of Warrant Or Right Exercisable	105,840	[11]
Warrants Expitation Date	Feb. 10, 2025	[11]
Warrants To Purchase Ordinary Shares Issued On February Ten Two Thousand Twenty Member
Class of Warrant or Right [Line Items]
Warrants outstanding	448,698	[12]
Exercise price per warrant | $ / shares	$ 1.76	[12]
Class Of Warrant Or Right Exercisable	448,698	[12]
Warrants Expitation Date	Jan. 02, 2026	[12]
Warrants To Purchase Ordinary Shares Issued On February Ten Two Thousand Twenty One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	296,297	[13]
Exercise price per warrant | $ / shares	$ 2.278	[13]
Class Of Warrant Or Right Exercisable	296,297	[13]
Warrants Expitation Date	Jan. 02, 2026	[13]
Warrants To Purchase Ordinary Shares Issued On July Six Two Thousand Twenty Member
Class of Warrant or Right [Line Items]
Warrants outstanding	586,760	[14]
Exercise price per warrant | $ / shares	$ 1.34	[14]
Class Of Warrant Or Right Exercisable	586,760	[14]
Warrants Expitation Date	Jun. 08, 2026	[14]
Warrants To Purchase Ordinary Shares Issued On July Six Two Thousand Twenty One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	108,806	[15]
Exercise price per warrant | $ / shares	$ 1.792	[15]
Class Of Warrant Or Right Exercisable	108,806	[15]
Warrants Expitation Date	Jun. 08, 2026	[15]
Warrants To Purchase Ordinary Shares Issued On December Eight Two Thousand Twenty Member
Class of Warrant or Right [Line Items]
Warrants outstanding	5,460,751	[16]
Exercise price per warrant | $ / shares	$ 3.6	[16]
Class Of Warrant Or Right Exercisable	5,460,751	[16]
Warrants Expitation Date	Aug. 26, 2026	[16]
Warrants To Purchase Ordinary Shares Issued On December Eight Two Thousand Twenty One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	655,290	[17]
Exercise price per warrant | $ / shares	$ 4.578	[17]
Class Of Warrant Or Right Exercisable	655,290	[17]
Warrants Expitation Date	Aug. 26, 2026	[17]
Warrants To Purchase Ordinary Shares Issued On February Twenty Six Two Thousand Twenty One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	8,006,759	[18]
Exercise price per warrant | $ / shares	$ 2	[18]
Class Of Warrant Or Right Exercisable	8,006,759	[18]
Warrants Expitation Date	Mar. 29, 2027	[18]
Warrants To Purchase Ordinary Shares Issued On February Twenty Six Two Thousand Twenty One One Member
Class of Warrant or Right [Line Items]
Warrants outstanding	960,811	[19]
Exercise price per warrant | $ / shares	$ 2.544	[19]
Class Of Warrant Or Right Exercisable	960,811	[19]
Warrants Expitation Date	Sep. 27, 2026	[19]

[1]	Represents warrants for ordinary shares issuable upon an exercise price of $7.500 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited (“Kreos”) in connection with a loan made by Kreos to the Company and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2022.
[2]	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.
[3]	Represents common warrants that were issued as part of the Company’s follow-on public offering in November 2018.
[4]	Represents common warrants that were issued to the underwriters as compensation for their role in the Company’s follow-on public offering in November 2018.
[5]	Represents warrants that were issued to the exclusive placement agent as compensation for its role in the Company’s follow-on public offering in February 2019.
[6]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in April 2019.
[7]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s April 2019 registered direct offering.
[8]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019, and June 6, 2019, respectively.
[9]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 warrant exercise agreement and concurrent private placement of warrants.
[10]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.
[11]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 registered direct offering and concurrent private placement of warrants.
[12]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s best efforts offering of ordinary shares in February 2020. As of December 31, 2022, 3,740,100 warrants were exercised for total consideration of $4,675,125. During the twelve months that ended December 31, 2022, no warrants were exercised.
[13]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2020 best efforts offering. As of December 31, 2022, 230,160 warrants were exercised for total consideration of $359,625. During the twelve months that ended December 31, 2022, no warrants were exercised.
[14]	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in July 2020. As of December 31, 2022, 2,020,441 warrants were exercised for total consideration of $3,555,976. During the twelve months that ended December 31, 2022, no warrants were exercised.
[15]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s July 2020 registered direct offering.
[16]	Represents warrants that were issued to certain institutional purchasers in a private placement in our private placement offering of ordinary shares in December 2020. As of December 31, 2022, 3,598,072 warrants were exercised for total consideration of $4,821,416. During the twelve months that ended December 31, 2022, no warrants were exercised.
[17]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s December 2020 private placement. As of December 31, 2022, 225,981 warrants were exercised for total consideration of $405,003. During the twelve months that ended December 31, 2022, no warrants were exercised.
[18]	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in September 2021.
[19]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s September 2021 registered direct offering.